DWS Global Small Cap VIP Average Annual Total Returns - Class A [Member]		12 Months Ended	60 Months Ended	120 Months Ended
	Apr. 24, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		22.34%	11.19%	11.72%
S&P Developed SmallCap Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		18.48%	7.02%	9.33%
Class A | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		20.51%	6.74%	6.70%
Performance Inception Date	May 01, 1996